Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Contingencies
Changes in provision for contingencies

The provisions related to labor and civil proceedings whose likelihood of loss is assessed as probable are as follows:

Liabilities	Civil	Labor	Total
At December 31, 2017	2,356	20,641	22,997
Additions	3,305	4,750	8,055
Accrued interest	59	581	640
Payments	(390)	(5,126)	(5,516)
Reversals	(3,477)	(4,665)	(8,142)
At December 31, 2018	1,853	16,181	18,034
Additions	2,924	6,770	9,694
Accrued interest	71	481	552
Payments	(834)	(2,257)	(3,091)
Reversals	(42)	(6,637)	(6,679)
Classified as held for sale	(32)	(75)	(107)
At December 31, 2019	3,940	14,463	18,403
Additions	454	5,207	5,661
Accrued interest	109	399	508
Payments	(1,552)	(3,582)	(5,134)
Reversals	(933)	(4,173)	(5,106)
Classified from held for sale	32	75	107
At December 31, 2020	2,050	12,389	14,439

Changes in indemnification assets

The rights generated by the purchase and sale agreement are as follows:

Assets	Civil	Labor	Total
At December 31, 2017	2,210	17,418	19,628
Additions	2,840	3,580	6,420
Accrued interest	56	546	602
Realized	(33)	(246)	(279)
Reversals	(3,379)	(6,512)	(9,891)
At December 31, 2018	1,694	14,786	16,480
Additions	131	4,760	4,891
Accrued interest	55	421	476
Realized	(77)	(1,312)	(1,389)
Reversals	(735)	(4,922)	(5,657)
At December 31, 2019	1,068	13,733	14,801
Additions	—	85	85
Accrued interest	29	379	408
Realized	(86)	(2,792)	(2,878)
Reversals	(212)	(3,013)	(3,225)
At December 31, 2020	799	8,392	9,191

Contingent liabilities	The breakdown of existing contingencies as of December 31, 2020 and 2019 is as follows:

	2020	2019
Civil	8,106	11,263
Labor	17,385	15,460
Tax	31,674	30,491
Total	57,165	57,214